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              Securities and Exchange Commission
                    Washington, D.C.  20549
                          FORM 24F-2
               Annual Notice of Securities Sold
                    Pursuant to Rule 24f-2


1.   Name and address of issuer:


          Prudential Investment Management Services LLC
          100 Mulberry Street
          Gateway Center Three
          Newark, New Jersey 07102


2. Name of each series or class of funds for which this notice is filed:


          National Municipal Trust Series 194


3.   Investment Company Act File Number:


          811-2345


     Securities Act File Number:


          333-63965


4(a).   Last day of fiscal year for which this notice is filed:


          December 19, 2003


4(b). Check box if this notice is being filed late (i.e., more than 90 days after the end of the issuer's fiscal year).

                                                         [    ]


        Note: if the Form is being filed more than 90 days after the end of the issuer's fiscal year, interest must be paid on the registration fee due.

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4(c).   Check box if this is the last time the issuer will be filing this Form.

                                                                 [   ]

5.      Calculation of registration fee:

   (i). Aggregate sale price of secur-
        ities sold during the fiscal year
        pursuant to section 24(f):                          $407,708.39



  (ii). Aggregate price of securities
        redeemed or repurchased
        during the fiscal year:                             $572,715.34



 (iii). Aggregate price of securities
        redeemed or repurchased during
        any prior fiscal year ending no
        earlier than October 11, 1995
        that were not previously used to
        reduce registration fees payable
        to the Commission:                                           $0


  (iv). Total available redemption credits
        [add Items 5(ii) and 5(iii)]:                       $572,715.34


   (v). Net sales -- if Item 5(i) is
        greater than Item 5(iv)
        [subtract Item 5(iv) from Item 5(i)]:                        $0


  (vi). Redemption credits available for
        use in future years if Item 5(i) is
        less than Item 5(iv) [subtract Item
        5(iv) from Item 5(i)]:                              $(165,006.95)


 (vii). Multiplier for determining registration
        fee (See Instruction C.8):                           x.00008090


(viii). Registration fee due [multiply Item
        5(v) by Item 5(vii)] (enter "0" if
        no fee is due):                                             =$0


6.       N/A


7.  Interest due -- if this Form is being
    filed more than 90 days after the end
    of the issuer's fiscal year
    (see instruction D):                                            +$0



8.  Total of the amount of the registration
    fee due plus any interest due [line 5(viii)
    plus line 7]:                                                    $0


9. Date of registration fee and any interest payment was sent to the Commission's lockbox depository:



    Method of Delivery:
                    [   ]   Wire Transfer

                    [   ]   Mail or other means





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                                SIGNATURES


This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.


                                          By:   Richard R. Hoffmann
                                                Richard R. Hoffmann
                                                Vice President



Date:  December 31, 2003